UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM ABS-15G
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ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
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Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported) February 8, 2013
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TOYOTA MOTOR CREDIT CORPORATION1
(Exact name of securitizer as specified in its charter)
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    025-00186                                                                                               0000834071
       (Commission File Number of securitizer)                                                     (Central Index Key Number of securitizer)

Loretta Ho, (310) 468-1358
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

1 Toyota Motor Credit Corporation, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities registered by Toyota Auto Finance Receivables LLC (Commission File Number 333-168098; Central Index Key Number 0001131131).

Explanatory Note:

Toyota Motor Credit Corporation filed Form ABS-15G with the Commission on February 8, 2013 in error under filing type Form 15-12B.  Therefore, Toyota Motor Credit Corporation is hereby re-filing its Form ABS-15G under the correct filing type of Form ABS 15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

                                   Toyota Motor Credit Corporation
                                   (Securitizer)

Date: February 8, 2013

                                                                                                                          By:        Chris Ballinger
                                                                                                                          Name:   Chris Ballinger
                                                                                                                          Title:     Senior Vice President and
                                                                                                                                        Chief Financial Officer